                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          February 17, 2009
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     13
Form 13F Information Table Value Total: 63,816 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                    31-Dec-08

                                                                                                     Voting Authority
                                                                                                   --------------------
                                                            Value   Shares/     Sh/  Put/  Invstmt   Other
Name of Issuer                Title of class     CUSIP    (x$1000)  Prn Amt     Prn  Call  Dscretn Managers     Sole    Shared  None
----------------------------  --------------   ---------  --------  --------    ---  ----  ------- --------- ---------- ------ -----
Advocat Inc Com                    COM         007586100     788     264000      SH         Sole               264000
Allot Communication Shs            COM         M0854Q105    1324     802500      SH         Sole               802500
Alloy Inc New Com                  COM         019855303    3267     772300      SH         Sole               772300
Allscripts Healthcare              COM         01988P108    2704     272581      SH         Sole               272581
Altria Group Inc                   COM         02209S103    8763     581900      SH         Sole               581900
Archer-Daniels Midland             COM         039483102    4570     158500      SH         Sole               158500
Broadridge Financial
   Solutions                       COM         11133T103    2985     238000      SH         Sole               238000
Humana Inc                         COM         444859102   12384     332200      SH         Sole               332200
IAC/Interactive Corp               COM         44919P508    3826     243236      SH         Sole               243236
M & F Worldwide Corp               COM         552541104    2571     166400      SH         Sole               166400
Reynolds American Inc.             COM         761713106    4208     104400      SH         Sole               104400
Information Services Group 1       WAR         45675Y112     303     766100      SH         Sole               766100
SPDR TR                            PUT         78462F953   16123       4250            PUT  Sole                 4250